Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA-2L

File No. 811-07042, CIK 0000890041

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-2L, a unit investment trust registered under the Act, recently mailed to its contract owners the Annual report of the underlying funds of the following underlying management investment companies:

•	Transamerica Series Trust (CIK: 0000778207)

•	Dreyfus Variable Investment Fund (CIK: 0000813383)

•	Dreyfus Stock Index Fund, Inc. (CIK: 0000846800)

•	The Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 0000890064)

•	Dreyfus Investment Portfolios (CIK: 0001056707)

This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies has filed or will file its Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Alison Ryan
Transamerica Life Insurance Company